Other items from operating activities - Loans and advances, valuation allowance (Details) - Loans and advances - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Valuation allowance as of the beginning of the period	$ (303)	$ (359)	$ (286)
Increases	(7)	(5)	(50)
Decreases	43	35	11
Currency translation adjustment and other variations	1	26	(34)
Valuation allowance as of the end of the period	$ (266)	$ (303)	$ (359)